UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Growth Index Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

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                                                                                       GROWTH
                                                                                        INDEX
                                                                                      PORTFOLIO
                                                                                   ----------------
                                                                                   ----------------
ASSETS:
     Investments in securities, market value   (1)                               $      77,129,225
     Cash                                                                                   17,523
     Dividends receivable                                                                  104,415
     Receivable for investments sold                                                       382,256
     Variation margin on futures contracts                                                   1,715
                                                                                   ----------------
                                                                                   ----------------

     Total assets                                                                       77,635,134
                                                                                   ----------------
                                                                                   ----------------

LIABILITIES:

     Due to investment adviser                                                              40,485
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      77,594,649
                                                                                   ================
                                                                                   ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $         554,659
     Additional paid-in capital                                                        157,528,856
     Net unrealized depreciation on investments and futures contracts                  (13,554,448)
     Undistributed net investment income                                                    28,160
     Accumulated net realized loss on investments and futures contracts                (66,962,578)
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      77,594,649
                                                                                   ================
                                                                                   ================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $           13.99
                                                                                   ================
                                                                                   ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        250,000,000
     Outstanding                                                                         5,546,596

(1)  Cost of investments in securities:                                          $      90,684,188

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          GROWTH
                                                                                          INDEX

                                                                                        PORTFOLIO

                                                                                      ---------------
                                                                                      ---------------
INVESTMENT INCOME:
     Interest                                                                       $          1,346
     Dividends                                                                               541,917
                                                                                      ---------------
                                                                                      ---------------

     Total income                                                                            543,263
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

     Management fees                                                                         224,734
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                        318,529
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                     (5,535,163)
     Net realized gain on futures contracts                                                   18,869
     Change in net unrealized depreciation on investments                                 13,035,993
     Change in net unrealized depreciation on futures contracts                                4,853
                                                                                      ---------------
                                                                                      ---------------

     Net realized and unrealized gain on investments and futures contracts                 7,524,552
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      7,843,081
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

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                                                                                 GROWTH INDEX
                                                                                  PORTFOLIO
                                                                         ------------------------------
                                                                         ------------------------------
                                                                             2003             2002
                                                                         -------------    -------------
                                                                         -------------    -------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                             $      318,529   $      999,200
     Net realized loss on investments                                      (5,535,163)     (47,285,604)
     Net realized gain (loss) on futures contracts                             18,869         (315,505)
     Change in net unrealized depreciation on investments                  13,035,993      (11,246,913)
     Change in net unrealized depreciation on futures contracts                 4,853           10,387
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net increase (decrease) in net assets resulting from operations        7,843,081      (57,838,435)
                                                                         -------------    -------------
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (290,369)      (1,009,484)
                                                                         -------------    -------------
                                                                         -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     13,679,087       51,685,891
     Reinvestment of distributions                                            290,369        1,009,484
     Redemptions of shares                                                (23,117,870)    (190,649,201)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease in net assets resulting from share transactions          (9,148,414)    (137,953,826)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Total decrease in net assets                                          (1,595,702)    (196,801,745)

NET ASSETS:
     Beginning of period                                                   79,190,351      275,992,096
                                                                         -------------    -------------
                                                                         -------------    -------------

     End of period  (1)                                                $   77,594,649   $   79,190,351
                                                                         =============    =============
                                                                         =============    =============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                   1,045,695        3,464,751
     Issued in reinvestment of distributions                                   20,755           75,353
     Redeemed                                                              (1,775,964)     (13,701,563)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease                                                            (709,514)     (10,161,459)
                                                                         =============    =============
                                                                         =============    =============

(1) Including undistributed net investment income                      $       28,160   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

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Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended            Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $  12.66 $    16.81 $    19.41 $    28.63 $    24.28  $    18.51

Income from Investment Operations

Net investment income                    0.06       0.07       0.06       0.01       0.06        0.07
Net realized and unrealized gain (loss)  1.32      (4.15)     (2.60)     (6.31)      6.34        6.77
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                1.38      (4.08)     (2.54)     (6.30)      6.40        6.84
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.05)     (0.07)     (0.06)     (0.01)     (0.06)      (0.07)
From net realized gains                                                  (2.91)     (1.99)      (1.00)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.05)     (0.07)     (0.06)     (2.92)     (2.05)      (1.07)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     13.99 $    12.66 $    16.81 $    19.41 $    28.63  $    24.28
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           10.91% o  (24.08%)   (13.10%)   (22.36%)    26.87%      37.28%

Net Assets, End of Period ($000)  $    77,595 $   79,190 $  275,992 $  350,803 $  499,612  $  297,170

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  0.85% *    0.53%      0.32%      0.03%      0.26%       0.36%

Portfolio Turnover Rate                14.40% o   23.09%     37.66%     39.05%     54.24%      26.48%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $10,773,816 and $20,408,490, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $95,010,032. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,432,772 and gross depreciation of securities in which there was an excess of tax cost over value of $21,313,579, resulting in net depreciation of $17,880,807.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 3 open S&P 500 long futures contract. The contract expires in September 2003 and the Portfolio has recorded unrealized appreciation of $515.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023 and $44,824,586, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $6,303,902.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.83%
      2,975 Rockwell Collins                                              73,274
      7,900 United Technologies Corp                                     559,557
                                                                        $632,831

AIR FREIGHT --- 1.58%
     19,028 United Parcel Service Inc Class B                          1,212,084
                                                                      $1,212,084

BANKS --- 0.72%

      9,732 Fifth Third Bancorp                                          558,033
                                                                        $558,033

BIOTECHNOLOGY --- 2.53%

     21,224 Amgen Inc*                                                 1,410,123
      2,548 Biogen Inc*                                                   96,824
      3,123 Chiron Corp*                                                 136,538
      3,600 Genzyme Corp*                                                150,480
      4,230 MedImmune Inc*                                               153,845
                                                                      $1,947,810

BROADCAST/MEDIA --- 0.15%

      3,834 Univision Communications Inc Class A*                        116,554
                                                                        $116,554

BUILDING MATERIALS --- 0.12%
      1,223 American Standard Cos Inc*                                    90,416
                                                                         $90,416

CHEMICALS --- 2.00%

     15,400 Dow Chemical Co                                              476,784
     16,800 EI du Pont de Nemours & Co                                   699,552
      4,412 Ecolab Inc                                                   112,947
      1,800 Hercules Inc*                                                 17,820
      2,791 Praxair Inc                                                  167,739
      1,254 Sigma-Aldrich Corp                                            67,942
                                                                      $1,542,784

COMMUNICATIONS - EQUIPMENT --- 3.41%
      6,334 Avaya Inc*                                                    40,918
    118,271 Cisco Systems Inc*                                         1,973,943
     69,700 Lucent Technologies Inc*                                     141,491
     13,270 QUALCOMM Inc                                                 474,403
                                                                      $2,630,755

COMPUTER HARDWARE & SYSTEMS --- 5.22%
     43,244 Dell Computer Corp*                                        1,382,078
     29,131 International Business Machines Corp                       2,403,308
      2,143 Lexmark International Group Inc Class A*                     151,660
      5,653 Network Appliance Inc*                                        91,635
                                                                      $4,028,681

COMPUTER SOFTWARE & SERVICES --- 9.78%
      3,920 Adobe Systems Inc                                            125,714
      2,781 Citrix Systems Inc*                                           56,621
      2,426 Electronic Arts Inc*                                         179,500
      3,433 Intuit Inc*                                                  152,871
      1,417 Mercury Interactive Corp*                                     54,710
    180,966 Microsoft Corp                                             4,634,539
     88,337 Oracle Corp*                                               1,061,811
      2,515 Symantec Corp*                                               110,308
      5,500 Unisys Corp*                                                  67,540
      7,000 VERITAS Software Corp*                                       200,690
     10,153 Yahoo! Inc*                                                  332,612
      5,426 eBay Inc*                                                    565,281
                                                                      $7,542,197

CONGLOMERATES --- 7.36%

      6,575 3M Co                                                        848,044
    168,452 General Electric Co                                        4,831,194
                                                                      $5,679,238

CONTAINERS --- 0.14%

        921 Ball Corp                                                     41,915
      1,400 Sealed Air Corp*                                              66,724
                                                                        $108,639

COSMETICS & PERSONAL CARE --- 1.10%
      3,985 Avon Products Inc                                            247,867
     17,175 Gillette Co                                                  547,196
      1,594 International Flavors & Fragrances Inc                        50,896
                                                                        $845,959

DISTRIBUTORS --- 0.43%

     10,920 SYSCO Corp                                                   328,037
                                                                        $328,037

ELECTRONIC INSTRUMENT & EQUIP --- 0.55%
      7,067 Emerson Electric Co                                          361,124
      2,096 Waters Corp*                                                  61,056
                                                                        $422,180

ELECTRONICS - SEMICONDUCTOR --- 4.58%
      6,392 Altera Corp*                                                 104,829
      6,142 Analog Devices Inc*                                          213,864
      4,700 Broadcom Corp Class A*                                       117,077
    110,062 Intel Corp                                                 2,287,529
      3,177 KLA-Tencor Corp*                                             147,699
      5,227 Linear Technology Corp                                       168,362
      5,411 Maxim Integrated Products Inc                                185,002
      2,600 NVIDIA Corp*                                                  59,826
      2,768 PMC-Sierra Inc*                                               32,469
      1,546 QLogic Corp*                                                  74,718
      5,605 Xilinx Inc*                                                  141,863
                                                                      $3,533,238

ENGINEERING & CONSTRUCTION --- 0.01%
      1,100 McDermott International Inc*                                   6,963
                                                                          $6,963

FINANCIAL SERVICES --- 1.78%
     16,558 Fannie Mae (nonvtg)                                        1,116,672
      1,800 Federated Investors Inc Class B                               49,356
      2,488 Moody's Corp                                                 131,142
      2,000 T Rowe Price Group Inc                                        75,500
                                                                      $1,372,670

FOOD & BEVERAGES --- 7.25%
     14,055 Anheuser-Busch Co Inc                                        717,508
      1,078 Brown-Forman Corp                                             84,752
      6,859 Campbell Soup Co                                             168,046
     41,472 Coca-Cola Co                                               1,924,716
      6,244 General Mills Inc                                            296,028
      5,951 HJ Heinz Co                                                  196,264
      2,224 Hershey Foods Corp                                           154,924
      6,860 Kellogg Co                                                   235,778
      2,278 McCormick & Co Inc (nonvtg)                                   61,962
     28,980 PepsiCo Inc                                                1,289,610
     13,042 Sara Lee Corp                                                245,320
      3,816 Wm Wrigley Jr Co                                             214,574
                                                                      $5,589,482

GOLD, METALS & MINING --- 0.07%
      2,361 Freeport-McMoRan Copper & Gold Inc                            57,845
                                                                         $57,845

HEALTH CARE RELATED --- 1.40%
      4,048 IMS Health Inc                                                72,824
     20,002 United Health Group Inc                                    1,005,101
                                                                      $1,077,925

HOUSEHOLD GOODS --- 4.22%
      1,300 Black & Decker Corp                                           56,485
      3,606 Clorox Co                                                    153,796
      9,131 Colgate-Palmolive Co                                         529,141
      8,624 Kimberly-Clark Corp                                          449,655
      1,287 Maytag Corp                                                   31,429
     21,827 Procter & Gamble Co                                        1,946,532
        981 Tupperware Corp                                               14,087
      1,197 Whirlpool Corp                                                76,249
                                                                      $3,257,374

INSURANCE RELATED --- 0.94%
      9,021 Marsh & McLennan Cos Inc                                     460,702
      3,653 Progressive Corp                                             267,034
                                                                        $727,736

LEISURE & ENTERTAINMENT --- 0.64%
      5,057 Harley-Davidson Inc                                          201,572
      1,512 International Game Technology*                               154,723
      7,358 Mattel Inc                                                   139,213
                                                                        $495,508

MACHINERY --- 0.18%

      1,600 ITT Industries Inc                                           104,736
      1,100 Navistar International Corp*                                  35,893
                                                                        $140,629

MEDICAL PRODUCTS --- 3.70%
     10,055 Baxter International Inc                                     261,430
      4,300 Becton Dickinson & Co                                        167,055
      4,282 Biomet Inc                                                   122,722
      6,936 Boston Scientific Corp*                                      423,790
        900 CR Bard Inc                                                   64,179
      5,225 Guidant Corp                                                 231,938
     20,599 Medtronic Inc                                                988,134
        836 Millipore Corp*                                               37,093
      3,061 St Jude Medical Inc*                                         176,008
      3,346 Stryker Corp                                                 232,112
      3,272 Zimmer Holdings Inc*                                         147,404
                                                                      $2,851,865

OFFICE EQUIPMENT & SUPPLIES --- 0.50%
      1,856 Avery Dennison Corp                                           93,171
      3,972 Pitney Bowes Inc                                             152,565
     13,100 Xerox Corp*                                                  138,729
                                                                        $384,465

OIL & GAS --- 0.73%
      2,677 BJ Services Co*                                              100,013
      9,800 Schlumberger Ltd                                             466,186
                                                                        $566,199

PERSONAL LOANS --- 1.57%
     21,838 American Express Co                                          913,047
      7,648 SLM Corp                                                     299,572
                                                                      $1,212,619

PHARMACEUTICALS --- 18.52%

     26,272 Abbott Laboratories                                        1,149,663
      2,204 Allergan Inc                                                 169,928
     32,615 Bristol-Myers Squibb Co                                      885,497
     18,921 Eli Lilly & Co                                             1,304,981
      6,141 Forest Laboratories Inc*                                     336,220
     50,038 Johnson & Johnson                                          2,586,965
     37,845 Merck & Co Inc                                             2,291,515
    133,090 Pfizer Inc                                                 4,545,024
     22,355 Wyeth                                                      1,018,270
                                                                     $14,288,063

PRINTING & PUBLISHING --- 0.66%
      1,342 Dow Jones & Co Inc                                            57,746
      1,400 Knight-Ridder Inc                                             96,502
      3,248 McGraw-Hill Cos Inc                                          201,376
        788 Meredith Corp                                                 34,672
      2,591 New York Times Co Class A                                    117,891
                                                                        $508,187

RESTAURANTS --- 0.40%

      6,544 Starbucks Corp*                                              160,459
      4,955 Yum! Brands Inc*                                             146,470
                                                                        $306,929

RETAIL --- 10.34%

      1,536 AutoZone Inc*                                                116,690
      5,016 Bed Bath & Beyond Inc*                                       194,671
      5,426 Best Buy Co Inc*                                             238,310
      5,552 Dollar General Corp                                          101,380
      2,864 Family Dollar Stores Inc                                     109,262
     14,974 Gap Inc                                                      280,912
     38,700 Home Depot Inc                                             1,281,744
      5,692 Kohl's Corp*                                                 292,455
     13,107 Lowe's Cos Inc                                               562,946
      2,852 RadioShack Corp                                               75,036
      8,596 TJX Cos Inc                                                  161,949
      2,446 Tiffany & Co                                                  79,935
     73,814 Wal-Mart Stores Inc                                        3,961,597
     17,283 Walgreen Co                                                  520,218
                                                                      $7,977,105

SHOES --- 0.31%

      4,500 NIKE Inc Class B                                             240,705
                                                                        $240,705

SPECIALIZED SERVICES --- 2.60%
      3,004 Apollo Group Inc*                                            185,527
     10,029 Automatic Data Processing Inc                                339,582
      2,832 Cintas Corp                                                  100,366
      8,189 Concord EFS Inc*                                             120,542
         17 Corrections Corp of America*                                     431
        914 Deluxe Corp                                                   40,947
      2,355 Equifax Inc                                                   61,230
     12,618 First Data Corp                                              522,890
      2,983 H&R Block Inc                                                129,015
      1,800 Monster Worldwide Inc*                                        35,514
      3,155 Omnicom Group Inc                                            226,214
      6,368 Paychex Inc                                                  186,646
      2,821 Robert Half International Inc*                                53,430
                                                                      $2,002,334

TELEPHONE & TELECOMMUNICATIONS --- 0.71%
     17,326 Nextel Communications Inc*                                   313,254
     28,500 Qwest Communications International Inc*                      136,230
     17,238 Sprint Corp*                                                  99,119
                                                                        $548,603

TOBACCO --- 2.13%

     34,103 Altria Group Inc                                           1,549,640
      2,760 UST Inc                                                       96,683
                                                                      $1,646,323

UNIT INVESTMENT TRUST --- 0.42%
      6,555 iShares S&P SmallCap 600 Index Fund                          325,128
                                                                        $325,128

UTILITIES --- 0.08%

     10,300 AES Corp*                                                     65,405
                                                                         $65,405

TOTAL COMMON STOCK --- 99.66%                                        $76,869,498
(Cost $90,424,461)

SHORT-TERM INVESTMENTS

    200,000 Fannie Mae                                                   200,000
               0.790%, July 1,
2003

     60,000 United States of America (1)                                  59,727
            0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.34%                                  $259,727
(Cost $259,727)

TOTAL GROWTH INDEX PORTFOLIO --- 100%                                $77,129,225
(Cost $90,684,188)

Legend
(1) Collateral for Futures
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003